Summary of Significant Accounting Policies (Tables)	9 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table sets forth a reconciliation of changes in the fair value of financial instruments classified as level 3 in the fair value hierarchy:

Balance as of June 30, 2013	$(157,761)
Total unrealized gains (losses):
Included in earnings	(559,791)
Warrant reclassified to equity	614,635
Balance as of March 31, 2014	$(102,917)